Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Summary of Revenue from Contracts with Customers

	United States Dollar
Figures in millions unless otherwise stated	2021	2020	2019

Revenue from contracts with customers	4,195.2	3,892.1	2,967.1
– Gold[1]	3,962.9	3,748.0	2,802.0
– Copper[2]	232.3	144.1	165.1

[1]All regions.
[2]Only Peru region (Cerro Corona).